Shareholder Report, Average Annual Return (Details)	3 Months Ended	12 Months Ended		26 Months Ended	51 Months Ended
	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025
C000214795
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Zacks Earnings Consistent Portfolio ETF
C000253655
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Zacks Focus Growth ETF
C000262121
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Zacks Quality International ETF
C000245117
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Zacks Small/Mid Cap ETF
Without Sales Load [Member] | C000214795
Average Annual Return [Line Items]
Average Annual Return, Percent			10.28%		9.02%
Without Sales Load [Member] | C000253655
Average Annual Return [Line Items]
Average Annual Return, Percent		19.64%
Without Sales Load [Member] | C000262121
Average Annual Return [Line Items]
Average Annual Return, Percent	3.40%
Without Sales Load [Member] | C000245117
Average Annual Return [Line Items]
Average Annual Return, Percent			5.25%	22.09%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		12.57%
MSCI EAFE Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Index
Average Annual Return, Percent	3.48%
Russell 2500 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			3.39%	18.37%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			13.59%		10.97%
Russell 1000 Growth Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent		17.06%
Bloomberg Global Developed Markets ex N. America Large-Mid USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Global Developed Markets ex N. America Large-Mid
Average Annual Return, Percent	3.15%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			13.59%	25.31%